Revenue - Disaggregation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Segment Reporting Information [Line Items]
Voyage revenues	$ 149,655	$ 123,336	$ 452,459	$ 360,957
LNG Segment [Member] | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	137,212	111,909	416,867	318,740
LPG Segment [Member] | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	10,846	6,279	28,864	16,669
Conventional Tanker Segment
Segment Reporting Information [Line Items]
Voyage revenues	1,597	5,148	6,728	25,548
Conventional Tanker Segment | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	1,597	5,148	6,728	25,548
Time charters
Segment Reporting Information [Line Items]
Voyage revenues	131,230	107,162	400,820	307,192
Time charters | LNG Segment [Member] | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	129,633	104,342	394,092	294,658
Time charters | LPG Segment [Member] | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	0	0	0	0
Time charters | Conventional Tanker Segment
Segment Reporting Information [Line Items]
Voyage revenues	1,597	2,820	6,728	12,534
Voyage charters
Segment Reporting Information [Line Items]
Voyage revenues	10,846	8,499	28,864	29,359
Voyage charters | LNG Segment [Member] | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	0	0	0	0
Voyage charters | LPG Segment [Member] | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	10,846	6,279	28,864	16,669
Voyage charters | Conventional Tanker Segment
Segment Reporting Information [Line Items]
Voyage revenues	0	2,220	0	12,690
Bareboat charters
Segment Reporting Information [Line Items]
Voyage revenues	6,196	6,001	18,387	17,112
Bareboat charters | LNG Segment [Member] | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	6,196	6,001	18,387	17,112
Bareboat charters | LPG Segment [Member] | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	0	0	0	0
Bareboat charters | Conventional Tanker Segment
Segment Reporting Information [Line Items]
Voyage revenues	0	0	0	0
Management fees and other
Segment Reporting Information [Line Items]
Voyage revenues	1,383	1,674	4,388	7,294
Management fees and other | LNG Segment [Member] | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	1,383	1,566	4,388	6,970
Management fees and other | LPG Segment [Member] | Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	0	0	0	0
Management fees and other | Conventional Tanker Segment
Segment Reporting Information [Line Items]
Voyage revenues	0	108	0	324
Non-lease Component [Member]
Segment Reporting Information [Line Items]
Voyage revenues	6,657	5,570	20,901	19,454
Non-lease Component [Member] | Non-lease revenue
Segment Reporting Information [Line Items]
Voyage revenues	5,274	3,896	16,513	12,160
Non-lease Component [Member] | Management fees and other
Segment Reporting Information [Line Items]
Voyage revenues	1,383	1,674	4,388	7,294
Lease Component [Member]
Segment Reporting Information [Line Items]
Operating Leases, Income Statement, Lease Revenue	128,743	110,540	389,565	314,822
Sales-type Lease, Interest Income, Lease Receivable	12,978	8,915	38,741	28,829
Operating Lease, Variable Lease Income	1,277	0	3,252	0
Variable Lease, Payment	0	(1,689)	0	(2,148)
Voyage revenues	$ 142,998	$ 117,766	$ 431,558	$ 341,503